OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,100	$ 5,272
Government authorities	85	57
Other	232	131
Other accounts receivable and prepaid expenses	$ 2,417	$ 5,460